Financial Instruments - Summary of Movement in the Allowance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Movement In Allowances For Impairment Of Trade Receivables [line items]
Amounts written off	$ (19)	$ (9)
Trade receivables [member]
Disclosure Of Movement In Allowances For Impairment Of Trade Receivables [line items]
Beginning balance	22	40
Impairment loss recognized	21	8
Amounts written off	(22)	(24)
Exchange translation differences	(1)	(2)
Ending balance	$ 20	$ 22